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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 15

CERTIFICATION AND NOTICE OF TERMINATION OF REGISTRATION UNDER SECTION
12(g) OF THE SECURITIES EXCHANGE ACT OF 1934 OR SUSPENSION OF DUTY TO FILE REPORTS UNDER SECTIONS 13 AND 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934.




Commission File Number: 811-5783


FAC Propertys llc
(Exact name of registrant as specified in its charter)



1329 Needham Avenue
Bronx New York 10469
(347) 843-8040
(Address, including zip code, and telephone number, including area code, of registrants principal executive offices)



(ETF) ECHANGE TRADED FUNDS, COMMON STOCK, MUTUAL FUNDS ANNUTY,
(Title of each class of securities covered by this Form)


(ETF) ECHANGE TRADE FUNDS, COMMON STOCK, MUTUAL FUNDS NNNUTY,
(Titles of all other classes of securities for which a duty to file reports under section 13(a) or 15(d) remains)



Rule to designate Rule 15d-6




Approximate number of holders of record as of the certification or notice date: May,23 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 (Name of registrant as specified in charter) has caused this certification/notice to be signed on its behalf by the undersigned duly authorized person.

Date: May, 07 2012 By: Christian A Christian

Instruction: This form is required by Rules 12g-4, 12h-3 and 15d-6 of the General Rules and Regulations under the Securities Exchange Act of 1934. The registrant shall file with the
 Commission three copies of Form 15, one of which shall be manually signed. It may be signed by an officer of the registrant, by counsel or by any other duly authorized person. The name and title of the person signing the form shall be typed or printed under the signature.

Persons who respond to the collection of information containedin this form are not required to respond unless the form
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